Investment Securities - Schedule of Other Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Federal Home Loan Bank Stock and Federal Reserve Bank Stock [Abstract]
FHLB stock	$ 5,759	$ 4,924
MIB stock	151	151
Equity securities with readily determinable fair values	66	74
Total other investment securities	$ 5,976	$ 5,149